Stock-based compensation	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based compensation [Text Block]

20. Stock-based compensation

Stock-based compensation expense was comprised of the following for the years ended:

	2025	2024

Stock options	$267	$3,791
RSUs	10,621	3,458
Total	$10,888	7,249

Transactions during the year ended March 31, 2025:

  On July 18, 2024, the Company granted 2,491,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$5.00 per share and vesting on July 18, 2025.
  On November 5, 2024, the Company granted 2,442,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$5.06 per share. Of these RSUs granted, 2,142,000 vest 50 percent after twelve months from the grant date, with the remaining 50 percent vesting in equal installments every three months over the following twelve months. The remaining 300,000 RSUs vest in three equal installments, every twelve months, over three years.
  On February 14, 2025, the Company granted 1,117,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$4.01 per share and vesting on February 14, 2026.

Transactions during the year ended March 31, 2024:

  On July 6, 2023 granted 620,000 stock options to employees and officers with an exercise price of C$6.86 per share and an expiry date of July 6, 2028, which fully vested on July 24, 2023.
  On January 5, 2024 granted 241,976 RSUs to employees and officers with a fair value of C$5.56 per share that vest fully after a 12 month period.
  On January 12, 2024 granted 16,000 RSUs to an officer with a fair value of C$4.84 per share that vest fully after a 12 month period.

(a) Stock options

The Company has established a rolling Stock Option Plan (the "Plan").  Under the Plan, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis.  The maximum term of each option shall not be greater than 10 years.  The exercise price of each option shall not be less than the market price of the Company's shares at the date of grant.  Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period.  All other options vest at the discretion of the Board of Directors.

On April 1, 2024 the Company modified the exercise price from Canadian dollars to United States dollars of stock options that were held by employees in the United States of America and in Europe. The modification resulted in $nil additional stock based compensation expense.

Following is a summary of changes in stock options outstanding for the year ended March 31, 2025 for stock option with a CAD exercise price:

	Outstanding	Weighted average exercise price - CAD

Balance, March 31, 2023	3,073,415	$6.20
Granted	620,000	6.86
Expired	(2,400)	6.09
Forfeited	(202,600)	24.75
Exercised	(22,500)	5.66
Balance, March 31, 2024	3,465,915	$5.24

Change in exercise price	(1,605,015)	(3.32)
Expired	-	-
Exercised	-	-
Balance, March 31, 2025	1,860,900	$5.24

Following is a summary of changes in stock options outstanding for the year ended March 31, 2025 for stock option with a USD exercise price:

	Outstanding	Weighted average exercise price - USD

Balance, March 31, 2024	$-	$-
Change in exercise price	1,605,015	2.62
Expired	(54,615)	(7.75)
Forfeited	(100,000)	(1.09)
Balance, March 31, 2025	$1,450,400	$2.53

The stock options outstanding and exercisable with CAD exercise price as at March 31, 2025, are as follows:

Outstanding	Exercisable	Exercise price - CAD	Expiry date

2,000	2,000	$15.70	February 11. 2026
337,500	337,500	5.66	August 26, 2027
50,000	50,000	10.00	March 26, 2028
470,000	470,000	6.86	July 6, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
200,000	200,000	1.45	February 10, 2030
20,000	20,000	1.90	May 29, 2030
1,400	1,400	10.80	December 24, 2030
60,000	60,000	18.35	April 29, 2031
180,000	126,000	18.50	October 7, 2031
40,000	26,667	25.35	November 10, 2031
1,860,900	1,793,567

The stock options outstanding and exercisable with CAD exercise price as at March 31, 2025, are as follows:

Outstanding	Exercisable	Exercise price - USD	Expiry date

50,400	50,400	$4.36	August 26, 2027
1,000,000	1,000,000	1.23	September 14, 2027
130,000	130,000	5.14	July 6, 2028
200,000	200,000	1.09	February 10, 2030
30,000	30,000	20.03	April 6, 2031
20,000	6,667	20.36	November 10, 2031
20,000	20,000	16.61	December 9, 2031
1,450,400	1,437,067

The following weighted average assumptions were used for the valuation of the stock options:

	2025	2024

Stock price (C$)	-	6.86
Risk-free interest rate	0.00%	4.00%
Expected life (years)	-	5.00
Annualized volatility	0%	131%
Dividend rate	0.00%	0.00%

(b) Restricted share-units

The Company has established a Restricted Share Unit Plan (the "RSU Plan").  Under the RSU Plan, together with any other share compensation arrangement, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis.  Currently, the RSU Plan has a limit of 2 million shares, which is not rolling.  The Board may in its own discretion, at any time, and from time to time, grant RSUs to any employee, director or consultant of the Company or its subsidiaries (collectively, "Eligible Person"), other than persons conducting investor relations activities, from time to time by the Board, subject to the limitations set forth in the RSU Plan.  The Board may designate one or more performance periods under the RSU Plan.  In respect of each designated performance period and subject to the terms of the RSU Plan, the Board may from time to time establish the grant date and grant to any Eligible Person one or more RSUs as the Board deems appropriate.

The fair value of restricted shares units (RSUs) is generally measured as the grant date price of the Company's share.

Following is a summary of changes in restricted share units outstanding for the year ended March 31, 2025:

Outstanding

Balance, March 31, 2023	$1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	$1,379,056

Granted	6,050,000
Exercised	(326,644)
Balance, March 31, 2025	$7,102,412